Operations (Details 2) - Cetrel [Member] R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 208
Amount of cash to be received	85
Fair value of the investment in associate GRI	425
Total consideration received	718
Carrying amount of the investment in Cetrel	(294)
Gain on the sale of the investment in Cetrel	R$ 424